UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5896

DWS Target Fund

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 07/31

Date of reporting period: 04/30/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                              as of April 30, 2006 (Unaudited)

DWS Target 2008 Fund

(formerly Scudder Retirement Fund – Series VII)

	Shares	Value ($)

Common Stocks 22.5%
Consumer Discretionary 2.2%
Automobiles 0.2%
Toyota Motor Corp. (ADR)	380	44,509
Hotels Restaurants & Leisure 0.3%
McDonald's Corp.	1,700	58,769
Household Durables 0.4%
Black & Decker Corp.	570	53,358
Pulte Homes, Inc.	640	23,904
Ryland Group, Inc.	380	23,982

		101,244
Media 0.2%
News Corp. "A"	1,370	23,509
Omnicom Group, Inc.	100	9,001
Time Warner, Inc.	520	9,048

		41,558
Multiline Retail 0.5%
Federated Department Stores, Inc.	410	31,918
J.C. Penney Co., Inc.	1,150	75,279

		107,197
Specialty Retail 0.3%
Home Depot, Inc.	830	33,142
Staples, Inc.	1,375	36,314

		69,456
Textiles, Apparel & Luxury Goods 0.3%
Coach, Inc.*	990	32,690
Polo Ralph Lauren Corp.	540	32,789

		65,479
Consumer Staples 2.2%
Beverages 0.9%
Coca-Cola Co.	3,200	134,272
PepsiCo, Inc.	1,120	65,229

		199,501
Food Products 0.3%
Kellogg Co.	1,160	53,720
Household Products 0.7%
Procter & Gamble Co.	2,500	145,525
Tobacco 0.3%
Altria Group, Inc.	970	70,965
Energy 2.2%
Energy Equipment & Services 0.5%
Cooper Cameron Corp.*	790	39,689

Halliburton Co.	400	31,260
Schlumberger Ltd.	470	32,496

		103,445
Oil, Gas & Consumable Fuels 1.7%
Amerada Hess Corp.	670	95,991
ExxonMobil Corp.	2,498	157,574
Occidental Petroleum Corp.	440	45,205
Talisman Energy, Inc.	470	26,546
Valero Energy Corp.	680	44,023

		369,339
Financials 4.8%
Banks 1.0%
Unibanco - Uniao de Bancos Brasileiros SA (ADR)	420	33,327
Wachovia Corp.	1,460	87,381
Wells Fargo & Co.	1,350	92,731

		213,439
Capital Markets 2.7%
Bank of New York Co., Inc.	2,850	100,178
Lehman Brothers Holdings, Inc.	790	119,408
Mellon Financial Corp.	930	34,996
Merrill Lynch & Co., Inc.	1,660	126,592
Morgan Stanley	810	52,083
The Goldman Sachs Group, Inc.	780	125,026
UBS AG (Registered)	280	32,718

		591,001
Diversified Financial Services 0.8%
Bank of America Corp.	2,700	134,784
JPMorgan Chase & Co.	1,190	54,002

		188,786
Insurance 0.3%
MetLife, Inc.	1,140	59,394
Health Care 2.8%
Biotechnology 0.2%
Amgen, Inc.*	520	35,204
Health Care Equipment & Supplies 0.8%
Baxter International, Inc.	2,350	88,595
C.R. Bard, Inc.	750	55,845
Hospira, Inc.*	640	24,672

		169,112
Health Care Providers & Services 0.8%
Cardinal Health, Inc.	610	41,083
UnitedHealth Group, Inc.	2,070	102,962
WellPoint, Inc.*	540	38,340

		182,385
Pharmaceuticals 1.0%
Endo Pharmaceuticals Holdings, Inc.*	770	24,217
Johnson & Johnson	856	50,170
Novartis AG (ADR)	1,350	77,638
Pfizer, Inc.	1,750	44,328
Teva Pharmaceutical Industries Ltd. (ADR)	630	25,515

		221,868

Industrials 2.7%
Aerospace & Defense 1.0%
Boeing Co.	900	75,105
United Technologies Corp.	2,120	133,157

		208,262
Electrical Equipment 0.4%
Emerson Electric Co.	960	81,552
Industrial Conglomerates 1.3%
General Electric Co.	5,080	175,717
Tyco International Ltd.	4,270	112,515

		288,232
Information Technology 3.4%
Communications Equipment 0.9%
Cisco Systems, Inc.*	3,490	73,115
Motorola, Inc.	1,910	40,779
QUALCOMM, Inc.	1,750	89,845

		203,739
Computers & Peripherals 0.3%
Apple Computer, Inc.*	350	24,636
International Business Machines Corp.	490	40,347

		64,983
Internet Software & Services 0.5%
eBay, Inc.*	2,290	78,799
Google, Inc. "A"*	80	33,435

		112,234
IT Consulting & Services 0.3%
Automatic Data Processing, Inc.	1,380	60,831
Semiconductors & Semiconductor Equipment 0.6%
Applied Materials, Inc.	1,730	31,054
ASML Holding NV (NY Registered Shares)*	2,080	43,992
Marvell Technology Group Ltd.*	1,050	59,944

		134,990
Software 0.8%
Adobe Systems, Inc.*	1,360	53,312
Electronic Arts, Inc.*	530	30,104
Microsoft Corp.	3,500	84,525

		167,941
Materials 0.7%
Chemicals 0.5%
Dow Chemical Co.	1,620	65,788
PPG Industries, Inc.	840	56,381

		122,169
Metals & Mining 0.2%
Companhia Vale do Rio Doce (ADR)	730	37,610
Telecommunication Services 0.7%
Diversified Telecommunication Services 0.2%
AT&T, Inc.	1,650	43,246
Wireless Telecommunication Services 0.5%
Sprint Nextel Corp.	4,360	108,128

Utilities 0.8%
Electric Utilities 0.4%
Allegheny Energy, Inc.*			1,110	39,549
Exelon Corp.			800	43,200

				82,749
Independent Power Producers & Energy Traders 0.4%
Constellation Energy Group			720	39,543
TXU Corp.			810	40,200

				79,743

Total Common Stocks (Cost $4,321,332)				4,888,305
			Contracts	Value ($)

Callable Options Purchased 0.0%

Amerada Hess Corp. (Cost $184)			4	220

			Principal Amount ($)	Value ($)

US Treasury Obligations 77.7%

US Treasury STRIPS, 4.864%**, 5/15/2008 (a) (Cost $16,378,939)			18,621,000	16,880,942
Securities Lending Collateral 30.5%
Daily Assets Fund Institutional, 4.82% (b) (c) (Cost $6,614,974)			6,614,974	6,614,974
			% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 27,315,429)			130.7	28,384,441
Other Assets and Liabilities, Net			(30.7)	(6,668,504)

Net Assets			100.0	21,715,937

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
**		Bond equivalent yield to maturity; not a coupon rate.
(a)		All or a portion of these securities were on loan. The value of all securities loaned at April 30, 2006 amounted to $6,494,085 which is 29.9% of net assets.
(b)		Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending.
ADR: American Depositary Receipt
STRIPS: Separate Trading of Registered Interest and Principal Securities.
At April 30, 2006, open written options were as follows:
Written Options	Number of Contracts	Expiration Date	Strike Price ($)	Value ($)

Call Options
Amerada Hess Corp.	4	5/20/2006	160.0	(220)
Total outstanding written options (premiums received $2,540)				(220)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Target 2008 Fund, a series of DWS Target Fund

By:	/s/Michael Colon
Michael Colon

President

Date:	June 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Target 2008 Fund, a series of DWS Target Fund

By:	/s/Michael Colon
Michael Colon

President

Date:	June 21, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 June 21, 2006